Financial risk management - Interest rate risk - Group's exposure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 4,620.1	$ 3,852.9
Financial liabilities	(4,257.9)	(3,285.7)
Net financial assets and liabilities	362.2	567.2
Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(73.9)	(35.4)
Net financial assets and liabilities	$ (73.9)	$ (35.4)